Capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of detailed information about common shares activity per class shares [Text Block]
The following table provides detailed information on the movement of the shares by class for each of the years ended December 31, 2018, 2017 and 2016:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total
Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2016	6,342,189	2,474,469	30,152,247	-	38,968,905
Conversions	-	-	-	-	-
Restricted stock issued – directors	-	-	57,000	-	57,000
Exercised stock options - compensation plans	-	-	68,785	-	68,785
Restricted stock units – vested	-	-	65,358	-	65,358
Outstanding at December 31, 2016	6,342,189	2,474,469	30,343,390	-	39,160,048

Conversions	-	(64,663)	64,663	-	-
Repurchased common stock	-	(1,000)	-	-	(1,000)
Restricted stock issued – directors	-	-	57,000	-	57,000
Exercised stock options - compensation plans	-	-	142,268	-	142,268
Restricted stock units – vested	-	-	70,519	-	70,519
Outstanding at December 31, 2017	6,342,189	2,408,806	30,677,840	-	39,428,835

Conversions	-	(64,386)	64,386	-	-
Repurchased common stock	-	(99,193)	(64)	-	(99,257)
Restricted stock issued – directors	-	-	57,000	-	57,000
Exercised stock options - compensation plans	-	-	102,918	-	102,918
Restricted stock units – vested	-	-	49,055	-	49,055
Outstanding at December 31, 2018	6,342,189	2,245,227	30,951,135	-	39,538,551